Condensed Financial Information of the Parent Company Only (Details 3) (USD $)	0 Months Ended	3 Months Ended								12 Months Ended
	Jun. 11, 2013	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income		$ 1,729,000	$ 1,569,000	$ 1,812,000	$ (136,000)	$ 2,203,000	$ (1,572,000)	$ 740,000	$ 1,451,000	$ 4,974,000	$ 2,822,000	$ 2,857,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation										1,605,000	1,858,000	1,940,000
Stock based compensation expense										19,000	29,000	58,000
Other, net										(444,000)	(125,000)	(183,000)
Net cash provided by operating activities										20,243,000	14,875,000	20,832,000
Cash flows from investing activities:
Net cash (used) provided by investing activities										(9,548,000)	(6,374,000)	6,381,000
Cash flows from financing activities:
Redemption of 18,255 and 12,000 shares, respectively, of preferred stock										(18,255,000)	(12,000,000)
Cash dividends paid - preferred stock										(456,000)	(1,203,000)	(1,513,000)
Cash dividends paid - common stock										(978,000)	(940,000)	(904,000)
Warrant redemption	(540,000)									(540,000)
Net cash (used) provided by financing activities										(41,133,000)	7,166,000	(34,983,000)
Net (decrease) increase in cash and cash equivalents										(30,438,000)	15,667,000	(7,770,000)
Cash and cash equivalents, beginning of period					58,877,000				43,210,000	58,877,000	43,210,000	50,980,000
Cash and cash equivalents, end of period		28,439,000				58,877,000				28,439,000	58,877,000	43,210,000
Hawthorn Bancshares, Inc.
Cash flows from operating activities:
Net income										4,974,000	2,822,000	2,857,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation										1,000	1,000	2,000
Equity in undistributed losses (income) of subsidiaries										8,129,000	(239,000)	(204,000)
Stock based compensation expense										19,000	29,000	58,000
Decrease (increase) in deferred tax asset										1,325,000	(148,000)	(274,000)
Other, net										(182,000)	(813,000)	(89,000)
Net cash provided by operating activities										14,266,000	1,652,000	2,350,000
Cash flows from investing activities:
Investment in subsidiary										4,550,000	1,072,000	900,000
Net cash (used) provided by investing activities										4,550,000	1,072,000	900,000
Cash flows from financing activities:
Redemption of 18,255 and 12,000 shares, respectively, of preferred stock										(18,255,000)	(12,000,000)
Cash dividends paid - preferred stock										(456,000)	(1,203,000)	(1,513,000)
Cash dividends paid - common stock										(978,000)	(940,000)	(904,000)
Warrant redemption										(540,000)
Net cash (used) provided by financing activities										(20,229,000)	(14,143,000)	(2,417,000)
Net (decrease) increase in cash and cash equivalents										(1,413,000)	(11,419,000)	833,000
Cash and cash equivalents, beginning of period					1,863,000				13,282,000	1,863,000	13,282,000	12,449,000
Cash and cash equivalents, end of period		$ 450,000				$ 1,863,000				$ 450,000	$ 1,863,000	$ 13,282,000